Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 10, 2011
Prospectus Date	rr_ProspectusDate	Oct. 30, 2011
Supplement [Text Block]	pft1005942_SupplementTextBlock	497 1 a_smlcapgrowth.htm PUTNAM FUNDS TRUST

Prospectus supplement	November 14, 2011

Putnam Small Cap Growth Fund
Summary and Statutory Prospectuses dated October 30, 2011

Putnam Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft1005942_SupplementTextBlock

Effective November 1, 2011, and until further notice, a portion of the fund’s distribution and service (12b-1) fees for class B shares has been waived, reducing the fees from 1.00% to 0.25%. There is no guarantee that this waiver will continue indefinitely.

While this waiver is in effect, the total annual fund operating expenses for class B shares will be reduced, and class B shares will have lower annual expenses, and higher dividends, than class C, M or R shares. You should be aware, however, that the class B share fees may return to their normal levels at any time.